Cover Page Document	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2024
Entity Registrant Name	Motorola Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7221
Entity Tax Identification Number	36-1115800
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, Postal Zip Code	60661
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
City Area Code	847
Local Phone Number	576-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000068505
Amendment Flag	false